Statement of Changes Shareholder's Deficit (Parenthetical) - USD ($)	3 Months Ended	5 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Common Class B [Member] | Over-Allotment Option [Member]
Number of ordinary shares forfeited during the period	$ 803,572	$ 803,572